Touchstone International Value Fund Expense Example - Touchstone International Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,191
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,561
Expense Example, with Redemption, 10 Years	3,419
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,511
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,701
Expense Example, with Redemption, 10 Years	$ 3,842